Insurance Premiums and Service Revenue Earned (Tables)	12 Months Ended
Dec. 31, 2012
Premiums Written and Earned [Abstract]
insurance Premiums and Service Revenue Earned [Table Text Block]
The following table is a summary of insurance premiums and service revenue written and earned.

	2012		2011		2010
Year ended December 31, ($ in millions)	Written	Earned	Written	Earned	Written	Earned
Insurance premiums
Direct	$332	$335	$342	$309	$330	$308
Assumed	44	49	38	76	210	281
Gross insurance premiums	376	384	380	385	540	589
Ceded	(141)	(109)	(129)	(126)	(229)	(228)
Net insurance premiums	235	275	251	259	311	361
Service revenue	826	780	788	894	718	981
Insurance premiums and service revenue written and earned	$1,061	$1,055	$1,039	$1,153	$1,029	$1,342